EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Aug-18	15-Aug-18	17-Sep-18
To	31-Aug-18	17-Sep-18
Days	33

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase—MPR < 35%		$0.00
Required Overcollateralization Increase—MPR < 30%		$0.00
Incremental Overcollateralization Amount		$4,918,335.80
Series Nominal Liquidation Amount		1,980,278,335.80

Required Participation Amount		$1,980,278,335.80
Excess Receivables		$55,236,667.00

Total Collateral		2,035,515,002.80
Collateral as Percent of Notes		127.22%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,087,042,089.33
Total Principal Collections	($2,340,536,028.23)
Investment in New Receivables	$2,310,070,954.29
Receivables Added for Additional Accounts	$0.00
Repurchases	($123,738,899.96)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($679,422,113.43)
Less Servicing Adjustment	($5,645,043.50)

Ending Balance	$5,247,770,958.50

SAP for Next Period	38.79%

Average Receivable Balance	$5,305,394,029.61
Monthly Payment Rate	44.12%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$20,849,458.85
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$20,849,458.85

Series Allocation Percentage at Month-End	38.79%
Floating Allocation Percentage at Month-End	94.93%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	33
A1 LIBOR	2.062690%
A1 Applicable Margin	0.640000%

	2.702690%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	2,105,845.96	2.48
Principal A1	—	—

		2.48

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	3,068,345.96
Servicing Fee	1,646,133.33

Excess Cash Flow	2,962,629.66

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.95%
Pass / Fail	PASS